Business Segments (Details) (USD $)	3 Months Ended											12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from:
External Customers	$ 3,613,000,000		$ 4,156,000,000	$ 3,551,000,000	$ 3,625,000,000	$ 3,444,000,000		$ 4,333,000,000		$ 3,609,000,000	$ 3,730,000,000	$ 14,945,000,000		$ 15,116,000,000		$ 14,427,000,000
Other Operating Segments												0		0		0
TOTAL REVENUES												14,945,000,000		15,116,000,000		14,427,000,000
Asset Impairments and Other Related Charges												300,000,000		139,000,000		0
Depreciation and Amortization												1,782,000,000		1,655,000,000		1,641,000,000
Interest Income												8,000,000		27,000,000		21,000,000
Carrying Costs Income												53,000,000		393,000,000		70,000,000
Interest Expense												988,000,000		933,000,000		999,000,000
Income Tax Expense (Credit)												604,000,000		818,000,000		643,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS						211,000,000	[1],[2]	657,000,000	[1],[3]	353,000,000	355,000,000	1,262,000,000		1,576,000,000		1,218,000,000
EXTRAORDINARY ITEM, NET OF TAX						100,000,000	[1]	273,000,000	[1]	0	0	0		373,000,000		0
Net Income (Loss)	21,000,000	[4],[5]	488,000,000	363,000,000	390,000,000	311,000,000	[1],[2]	930,000,000	[1],[3]	353,000,000	355,000,000	1,262,000,000		1,949,000,000		1,218,000,000
Gross Property Additions												3,119,000,000		2,902,000,000		2,500,000,000
Balance Sheet Information
Total Property, Plant and Equipment	57,454,000,000					55,670,000,000						57,454,000,000		55,670,000,000
Accumulated Depreciation and Amortization	18,691,000,000					18,699,000,000						18,691,000,000		18,699,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	38,763,000,000					36,971,000,000						38,763,000,000		36,971,000,000
Total Assets	54,367,000,000					52,223,000,000						54,367,000,000		52,223,000,000
Investments in Equity Method Investees	465,000,000					299,000,000						465,000,000		299,000,000
Utility Operations [Member]
Revenues from:
External Customers												13,670,000,000		14,088,000,000		13,687,000,000
Other Operating Segments												108,000,000		112,000,000		105,000,000
TOTAL REVENUES												13,778,000,000		14,200,000,000		13,792,000,000
Asset Impairments and Other Related Charges												300,000,000		139,000,000		0
Depreciation and Amortization												1,734,000,000		1,613,000,000		1,598,000,000
Interest Income												7,000,000		29,000,000		8,000,000
Carrying Costs Income												53,000,000		393,000,000		70,000,000
Interest Expense												882,000,000		886,000,000		942,000,000
Income Tax Expense (Credit)												560,000,000		722,000,000		651,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS														1,549,000,000
EXTRAORDINARY ITEM, NET OF TAX														373,000,000
Net Income (Loss)												1,299,000,000		1,922,000,000		1,192,000,000
Gross Property Additions												2,625,000,000		2,405,000,000		2,440,000,000
Balance Sheet Information
Total Property, Plant and Equipment	55,707,000,000					54,396,000,000						55,707,000,000		54,396,000,000
Accumulated Depreciation and Amortization	18,344,000,000					18,393,000,000						18,344,000,000		18,393,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	37,363,000,000					36,003,000,000						37,363,000,000		36,003,000,000
Total Assets	51,477,000,000					50,093,000,000						51,477,000,000		50,093,000,000
Investments in Equity Method Investees	24,000,000					24,000,000						24,000,000		24,000,000
Transmission Operations [Member]
Revenues from:
External Customers												7,000,000		3,000,000		0
Other Operating Segments												17,000,000		5,000,000		1,000,000
TOTAL REVENUES												24,000,000		8,000,000		1,000,000
Asset Impairments and Other Related Charges												0		0		0
Depreciation and Amortization												3,000,000		0		0
Interest Income												0		0		0
Carrying Costs Income												0		0		0
Interest Expense												3,000,000		1,000,000		0
Income Tax Expense (Credit)												17,000,000		2,000,000		(1,000,000)
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS														30,000,000
EXTRAORDINARY ITEM, NET OF TAX														0
Net Income (Loss)												43,000,000		30,000,000		9,000,000
Gross Property Additions												392,000,000		263,000,000		35,000,000
Balance Sheet Information
Total Property, Plant and Equipment	748,000,000					323,000,000						748,000,000		323,000,000
Accumulated Depreciation and Amortization	4,000,000					0						4,000,000		0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	744,000,000					323,000,000						744,000,000		323,000,000
Total Assets	1,216,000,000					594,000,000						1,216,000,000		594,000,000
Investments in Equity Method Investees	393,000,000					256,000,000						393,000,000		256,000,000
Nonutility Operations - AEP River Operations [Member]
Revenues from:
External Customers												647,000,000		696,000,000		566,000,000
Other Operating Segments												20,000,000		20,000,000		22,000,000
TOTAL REVENUES												667,000,000		716,000,000		588,000,000
Asset Impairments and Other Related Charges												0		0		0
Depreciation and Amortization												29,000,000		28,000,000		24,000,000
Interest Income												0		0		0
Carrying Costs Income												0		0		0
Interest Expense												17,000,000		18,000,000		14,000,000
Income Tax Expense (Credit)												7,000,000		24,000,000		19,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS														45,000,000
EXTRAORDINARY ITEM, NET OF TAX														0
Net Income (Loss)												15,000,000		45,000,000		37,000,000
Gross Property Additions												31,000,000		18,000,000		23,000,000
Balance Sheet Information
Total Property, Plant and Equipment	636,000,000					608,000,000						636,000,000		608,000,000
Accumulated Depreciation and Amortization	161,000,000					136,000,000						161,000,000		136,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	475,000,000					472,000,000						475,000,000		472,000,000
Total Assets	670,000,000					659,000,000						670,000,000		659,000,000
Investments in Equity Method Investees	43,000,000					17,000,000						43,000,000		17,000,000
Nonutility Operations - Generation and Marketing [Member]
Revenues from:
External Customers												599,000,000		305,000,000		173,000,000
Other Operating Segments												1,000,000		1,000,000		0
TOTAL REVENUES												600,000,000		306,000,000		173,000,000
Asset Impairments and Other Related Charges												0		0		0
Depreciation and Amortization												28,000,000		25,000,000		30,000,000
Interest Income												0		(1,000,000)		2,000,000
Carrying Costs Income												0		0		0
Interest Expense												19,000,000		18,000,000		20,000,000
Income Tax Expense (Credit)												3,000,000		(18,000,000)		(20,000,000)
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS														14,000,000
EXTRAORDINARY ITEM, NET OF TAX														0
Net Income (Loss)												7,000,000		14,000,000		25,000,000
Gross Property Additions												71,000,000		2,000,000		1,000,000
Balance Sheet Information
Total Property, Plant and Equipment	621,000,000					590,000,000						621,000,000		590,000,000
Accumulated Depreciation and Amortization	246,000,000					219,000,000						246,000,000		219,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	375,000,000					371,000,000						375,000,000		371,000,000
Total Assets	1,005,000,000					868,000,000						1,005,000,000		868,000,000
Investments in Equity Method Investees	0					0						0		0
All Other Segments [Member]
Revenues from:
External Customers												22,000,000	[6]	24,000,000	[6]	1,000,000	[6]
Other Operating Segments												8,000,000	[6]	8,000,000	[6]	14,000,000	[6]
TOTAL REVENUES												30,000,000	[6]	32,000,000	[6]	15,000,000	[6]
Asset Impairments and Other Related Charges												0	[6]	0	[6]	0	[6]
Depreciation and Amortization												0	[6]	2,000,000	[6]	2,000,000	[6]
Interest Income												20,000,000	[6]	17,000,000	[6]	31,000,000	[6]
Carrying Costs Income												0	[6]	0	[6]	0	[6]
Interest Expense												102,000,000	[6]	43,000,000	[6]	58,000,000	[6]
Income Tax Expense (Credit)												17,000,000	[6]	88,000,000	[6]	(6,000,000)	[6]
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS														(62,000,000)	[6]
EXTRAORDINARY ITEM, NET OF TAX														0	[6]
Net Income (Loss)												(102,000,000)	[6]	(62,000,000)	[6]	(45,000,000)	[6]
Gross Property Additions												0	[6]	214,000,000	[6]	1,000,000	[6]
Balance Sheet Information
Total Property, Plant and Equipment	8,000,000	[6]				11,000,000	[6]					8,000,000	[6]	11,000,000	[6]
Accumulated Depreciation and Amortization	7,000,000	[6]				10,000,000	[6]					7,000,000	[6]	10,000,000	[6]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	1,000,000	[6]				1,000,000	[6]					1,000,000	[6]	1,000,000	[6]
Total Assets	17,191,000,000	[6]				16,751,000,000	[6]					17,191,000,000	[6]	16,751,000,000	[6]
Investments in Equity Method Investees	5,000,000	[6]				2,000,000	[6]					5,000,000	[6]	2,000,000	[6]
Reconciling Adjustments [Member]
Revenues from:
External Customers												0		0		0
Other Operating Segments												(154,000,000)		(146,000,000)		(142,000,000)
TOTAL REVENUES												(154,000,000)		(146,000,000)		(142,000,000)
Asset Impairments and Other Related Charges												0		0		0
Depreciation and Amortization												(12,000,000)	[7]	(13,000,000)	[7]	(13,000,000)	[7]
Interest Income												(19,000,000)		(18,000,000)		(20,000,000)
Carrying Costs Income												0		0		0
Interest Expense												(35,000,000)	[7]	(33,000,000)	[7]	(35,000,000)	[7]
Income Tax Expense (Credit)												0		0		0
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS														0
EXTRAORDINARY ITEM, NET OF TAX														0
Net Income (Loss)												0		0		0
Gross Property Additions												0		0		0
Balance Sheet Information
Total Property, Plant and Equipment	(266,000,000)	[7]				(258,000,000)	[7]					(266,000,000)	[7]	(258,000,000)	[7]
Accumulated Depreciation and Amortization	(71,000,000)	[7]				(59,000,000)	[7]					(71,000,000)	[7]	(59,000,000)	[7]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	(195,000,000)	[7]				(199,000,000)	[7]					(195,000,000)	[7]	(199,000,000)	[7]
Total Assets	(17,192,000,000)	[7],[8]				(16,742,000,000)	[7],[8]					(17,192,000,000)	[7],[8]	(16,742,000,000)	[7],[8]
Investments in Equity Method Investees	$ 0	[7]				$ 0	[7]					$ 0	[7]	$ 0	[7]

[1]	See "TCC Texas Restructuring" section of Note 2 for discussion of gains recorded in the third and fourth quarters of 2011.
[2]	Includes a refund of POLR charges in Ohio and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a pretax plant impairment for SWEPCo's Turk Plant (see Note 6).
[3]	Includes pretax plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio.
[4]	Includes pretax impairments for certain Ohio generation plants (see Note 6).
[5]	See Note 17 for discussion of cost reduction programs in 2012.
[6]	All Other includes: Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. Tax and interest expense adjustments related to our UK operations, which were sold in 2004 and 2002. Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011. Revenue sharing related to the Plaquemine Cogeneration Facility, which ended in the fourth quarter of 2011.
[7]	Includes eliminations due to an intercompany capital lease.
[8]	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.